Significant Accounting Policies - Revenues disaggregated by location of students (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues disaggregated by location of students
Total revenues	$ 15,048	$ 788
Hong Kong(China)
Revenues disaggregated by location of students
Total revenues	9,707	371
Other areas
Revenues disaggregated by location of students
Total revenues	$ 5,341	$ 417